INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

	2016	2015	2014
	(In Millions)
Income tax (expense) benefit:
Current (expense) benefit	$(274)	$(19)	$(552)
Deferred (expense) benefit	387	(167)	(1,143)
Total	$113	$(186)	$(1,695)

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

	2016	2015	2014
	(In Millions)
Expected income tax (expense) benefit	$(152)	$(578)	$(2,140)
Noncontrolling interest	135	124	119
Separate Accounts investment activity	160	181	116
Non-taxable investment income (loss)	15	8	12
Tax audit interest	(22)	1	(6)
State income taxes	(8)	1	(4)
AB Federal and foreign taxes	(15)	2	4
Tax settlement	—	77	212
Other	—	(2)	(8)
Income tax (expense) benefit	$113	$(186)	$(1,695)

In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company’s 2004 and 2005 Federal corporate income tax returns.

In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS’ previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction (“DRD”). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.
As of December 31, 2016 and 2015, the Company had a current tax liability of $218 million and $592 million respectively.

The components of the net deferred income taxes are as follows:

	December 31, 2016		December 31, 2015
	Assets	Liabilities	Assets	Liabilities
	(In Millions)
Compensation and related benefits	$88	$—	$93	$—
Reserves and reinsurance	—	1,786	—	1,740
DAC	—	1,197	—	1,253
Unrealized investment gains or losses	—	23	—	134
Investments	—	1,062	—	1,437
Net operating losses and credits	394	—	424	—
Other	5	—	—	25
Total	$487	$4,068	$517	$4,589

As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.
The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $79 million would need to be provided if such earnings were remitted.
At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2016	2015	2014
	(In Millions)
Balance at January 1,	$418	$475	$592
Additions for tax positions of prior years	39	44	56
Reductions for tax positions of prior years	—	(101)	(181)
Additions for tax positions of current year	—	—	8
Balance at December 31,	$457	$418	$475

During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company’s 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.